Income Tax (Credit)/Expense - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRC Enterprise Income Tax Expense
Current tax expense	$ 249	$ 27	$ 38	$ 83	$ 219
Deferred tax credit	(115)	(78)	(123)	(201)	(131)
Income tax credit	$ 134	$ (51)	$ (85)	$ (118)	$ 88